Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Absolute Capital Asset Allocator Fund | Dow Jones Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.09%	0.96%	2.87%
Absolute Capital Asset Allocator Fund | Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	10.37%	2.95%	5.17%
Absolute Capital Asset Allocator Fund | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	13.82%	5.31%	7.39%
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		4.23%	4.29%	4.65%
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.69%	3.53%	3.82%
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.89%	3.19%	3.47%
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.85%	4.74%	4.50%
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		10.92%	5.64%	5.34%
The Teberg Fund | Dow Jones Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	20.09%	10.07%	11.42%
The Teberg Fund | Dow Jones Moderately Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	16.73%	7.64%	9.35%
The Teberg Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	17.88%	14.42%	14.82%
The Teberg Fund | Dow Jones Industrial Average (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	14.92%	11.58%	13.11%
The Teberg Fund | The Teberg Fund No-Load Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		18.67%	13.39%	11.86%
The Teberg Fund | The Teberg Fund No-Load Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		18.63%	13.29%	11.73%
The Teberg Fund | The Teberg Fund No-Load Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.07%	10.74%	9.86%
The Teberg Fund | The Teberg Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent	[8]	17.58%	13.04%	11.69%
Performance Inception Date				Feb. 29, 2024
Absolute Capital Defender Fund | Dow Jones Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	7.09%	0.96%	2.87%
Absolute Capital Defender Fund | Dow Jones Moderately Conservative Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	10.37%	2.95%	5.13%
Absolute Capital Defender Fund | Dow Jones Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]	13.82%	5.31%	7.39%
Absolute Capital Defender Fund | Absolute Capital Defender Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		3.06%	3.70%	3.64%
Absolute Capital Defender Fund | Absolute Capital Defender Fund Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.33%	2.89%	2.96%
Absolute Capital Defender Fund | Absolute Capital Defender Fund Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.34%	2.76%	2.73%
Absolute Capital Defender Fund | Absolute Capital Defender Fund Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		9.60%	5.01%	4.31%
Absolute Capital Defender Fund | Absolute Capital Defender Fund Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		8.55%	4.14%	3.48%

[1]	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses.
[2]	The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent 40% of the Dow Jones U.S. Stock CMAC Index’s downside risk over the past 36 months. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.
[3]	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months.
[4]	The Dow Jones Aggressive Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 100% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.
[5]	The Dow Jones Moderately Aggressive Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent 80% of the Dow Jones U.S. Stock CMAC Index’s downside risk over the past 36 months. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.
[6]	The S&P 500® Total Return Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy. Investors may not invest in the index directly.
[7]	The Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. It has been a widely followed indicator of the stock market since October 1, 1928. Investors may not invest in the index directly.
[8]	The inception date for the Investor Class shares is February 29, 2024. Investor Class performance prior to February 29, 2024 shown in the table is for the No-Load Class.
[9]	The Dow Jones Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 20% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months. Investors may not invest in the Index directly. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.
[10]	The Dow Jones Moderately Conservative Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent 40% of the Dow Jones U.S. Stock CMAC Index’s downside risk over the past 36 months. Index returns assume reinvestment of dividends. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.
[11]	The Dow Jones Moderate Portfolio Index is a member of the Dow Jones Relative Risk Index Series and is designed to measure a total portfolio of stocks, bonds, and cash, allocated to represent an investor’s desired risk profile. The index risk level is set to 60% of the Dow Jones Global Stock CMAC Index’s downside risk over the past 36 months. Unlike the Fund’s returns, the index does not reflect any fees or expenses. Investors cannot invest directly in an index.